Revenue Recognition - Deferred Revenue for Long-term (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue, Remaining Performance Obligation [Roll Forward]
Beginning balance - January 1	$ 13,584	$ 20,046
Acquired deferred revenue	0	443
Recognition of deferred revenue	(23,770)	(37,690)
Deferral of revenue	21,640	30,785
Ending balance - December 31	$ 11,454	$ 13,584